Loss Per Share - Additional Information (Detail) - $ / shares shares in Thousands			12 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Weighted average number of common shares outstanding - Basic	404,186		74,411	28,528	28,107
Weighted average number of common shares outstanding - Diluted	390,944		74,411	28,528	28,107
Total basic earnings (loss) per share		$ (0.23)	$ (2.32)	$ (8.44)	$ (3.37)
Total diluted earnings (loss) per share		$ (0.62)	$ (2.32)	$ (8.44)	$ (3.37)